Taxes (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 4,484	$ 33,628
Other taxes payable	72,531	62,548
Total taxes payable	$ 77,015	$ 96,176